Note 10 - Deferred Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)	$ 0	$ 0
Operating Loss Carryforwards	$ 8,686,000	$ 4,820,000